Statement of Financial Position, Classified (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Inventories	$ 156.2	$ 154.1	$ 156.4
NON-CURRENT ASSETS
Equity method investment		89.9	92.4
Property, plant and equipment, net	376.7	391.2	386.3
Total Assets	1,177.4	998.8
CURRENT LIABILITIES
Derivative liability	71.2	109.9	45.6
NON-CURRENT LIABILITIES
Long-term debt	261.0	290.0	290.0
Derivative liability	8.0		22.4
Northern Tier Energy LP
CURRENT ASSETS
Cash and cash equivalents	323.5	123.5	72.8
Receivables, less allowance for doubtful accounts	134.3	81.9
Inventories	156.2	154.1
Other current assets	28.8	65.5
Total current assets	642.8	425.0
NON-CURRENT ASSETS
Equity method investment	88.3	89.9
Property, plant and equipment, net	376.7	391.2
Intangible assets	35.4	35.4
Other assets	34.2	57.3
Total Assets	1,177.4	998.8
CURRENT LIABILITIES
Accounts payable	185.7	207.4
Accrued liabilities	87.3	30.3
Derivative liability	71.2	109.9
Total current liabilities	344.2	347.6
NON-CURRENT LIABILITIES
Long-term debt	261.0	290.0
Lease financing obligation	7.5	11.9
Derivative liability	8.0
Other liabilities	18.8	37.1
Total liabilities	639.5	686.6
Commitments and contingencies
EQUITY
Total equity	537.9	312.2
Comprehensive loss	(0.4)	(0.4)
Member's interest		312.6
Partners' capital:
Total equity	537.9	312.2
Total Liabilities and Equity	1,177.4	998.8
Northern Tier Energy LP | Common Units
Partners' capital:
Common units issued and outstanding	430.7
Northern Tier Energy LP | Pik Common Units
Partners' capital:
Common units issued and outstanding	107.6
Northern Tier Energy LLC
CURRENT ASSETS
Cash and cash equivalents		123.5	72.8
Receivables, less allowance for doubtful accounts		81.9	100.2
Inventories		154.1	156.4
Other current assets		65.5	28.7
Total current assets		425.0	358.1
NON-CURRENT ASSETS
Equity method investment		89.9	92.4
Property, plant and equipment, net		391.2	386.3
Intangible assets		35.4	35.4
Other assets		57.3	58.4
Total Assets		998.8	930.6
CURRENT LIABILITIES
Accounts payable		207.4	183.4
Accrued liabilities		30.3	20.5
Derivative liability		109.9	45.6
Total current liabilities		347.6	249.5
NON-CURRENT LIABILITIES
Long-term debt		290.0	290.0
Lease financing obligation		11.9	24.5
Derivative liability			22.4
Other liabilities		37.1	59.2
Total liabilities		686.6	645.6
Commitments and contingencies
EQUITY
Total equity		312.2	285.0
Partners' capital:
Total equity		312.2	285.0
Total Liabilities and Equity		$ 998.8	$ 930.6